8. Trade receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfTradeReceivablesLineItems [Line Items]
Gross trade receivables	R$ 864,612	R$ 975,159
Allowance for doubtful accounts	(11,284)	(38,681)	R$ (34,182)
Total trade receivables	853,328	936,478
Domestic customers [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Gross trade receivables	716,074	834,443
Domestic customers [Member] | Credit card administrators [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Gross trade receivables	393,557	450,823
Domestic customers [Member] | Travel agencies [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Gross trade receivables	226,627	296,860
Domestic customers [Member] | Cargo agencies [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Gross trade receivables	40,431	38,460
Domestic customers [Member] | Airline partners companies [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Gross trade receivables	3,243	6,439
Domestic customers [Member] | Other [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Gross trade receivables	52,216	41,861
Foreign customers [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Gross trade receivables	148,538	140,716
Foreign customers [Member] | Credit card administrators [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Gross trade receivables	97,488	71,630
Foreign customers [Member] | Travel agencies [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Gross trade receivables	21,005	20,118
Foreign customers [Member] | Cargo agencies [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Gross trade receivables	1,378	1,588
Foreign customers [Member] | Airline partners companies [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Gross trade receivables	23,294	44,869
Foreign customers [Member] | Other [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Gross trade receivables	R$ 5,373	R$ 2,511